Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 2, 2012
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 2, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 2, 2012
Prospectus Date	rr_ProspectusDate	Feb 28, 2012

MainStay ICAP Global Fund (Prospectus Summary): | MainStay ICAP Global Fund
MainStay ICAP Global Fund

THE MAINSTAY GROUP OF FUNDS

MainStay ICAP Global Fund

Supplement dated July 2, 2012 (“Supplement”) to the Summary Prospectus and Prospectus, each dated February 28, 2012

This Supplement updates certain information contained in the Summary Prospectus and Prospectus for MainStay ICAP Global Fund (the “Fund”), a series of MainStay Funds Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

Effective August 1, 2012, the following statement in the Fund’s “Principal Investment Strategies” section will be changed from “ The Fund will typically hold between 50 and 80 securities ” to “ The Fund will typically hold between 40 and 60 securities .”

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
MainStay ICAP Global Fund (Prospectus Summary): | MainStay ICAP Global Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay ICAP Global Fund
Supplement Text	ck0001469192_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

MainStay ICAP Global Fund

Supplement dated July 2, 2012 (“Supplement”) to the Summary Prospectus and Prospectus, each dated February 28, 2012

This Supplement updates certain information contained in the Summary Prospectus and Prospectus for MainStay ICAP Global Fund (the “Fund”), a series of MainStay Funds Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

Effective August 1, 2012, the following statement in the Fund’s “Principal Investment Strategies” section will be changed from “ The Fund will typically hold between 50 and 80 securities ” to “ The Fund will typically hold between 40 and 60 securities .”

Supplement Closing	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.